OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2011
OTHER LONG TERM ASSETS [Abstract]
OTHER LONG TERM ASSETS
11.   OTHER LONG TERM ASSETS

Other long term assets represents the unamortized portion of the time charter taken over upon the acquisition of the Golden Zhejiang, which is being amortized over the period of the time charter on a straight line basis. An amount of $0.8 million (2010: $0.8 million) is included in Prepaid Expenses and Accrued Income in this respect.